Commitments (Details) - USD ($)	Jun. 30, 2025	Feb. 28, 2019
Commitments [Line Items]
Commitments to acquire property, plant and equipment	$ 0
Halozyme
Commitments [Line Items]
Outstanding commitment		$ 70,000,000
Future milestone payments		$ 78,000,000
Lonza | Efgartigimod
Commitments [Line Items]
Outstanding commitment	456,000,000
Fujifilm | Efgartigimod
Commitments [Line Items]
Outstanding commitment	$ 130,000,000